Income Taxes - Components of Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign [Line Items]
Current foreign tax expense	$ 51,167	$ 46,441	$ 47,332
Deferred foreign tax expense	(2,364)	8,023	23,475
Income tax expense (benefit)	48,803	54,464	70,807
Bermuda
Foreign [Line Items]
Current foreign tax expense	0	0	0
Deferred foreign tax expense	0	0	0
U.S.
Foreign [Line Items]
Current Income Tax Expense (Benefit)	50,604	45,861	46,380
Deferred Federal Income Tax Expense (Benefit)	(2,350)	8,010	23,522
Foreign
Foreign [Line Items]
Current foreign tax expense	563	580	952
Deferred foreign tax expense	$ (14)	$ 13	$ (47)